CONVERTIBLE NOTES PAYABLE	3 Months Ended
Aug. 31, 2017
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

On January 27, 2017, the Company entered into a one-year convertible note with the face value of $100,000 bearing 8% interest. Funds were transmitted to the Company on August 1, 2017 at which time interest started to accrue. The Company was permitted to prepay this note in full or in part at any time without penalty. This note was to become convertible at the sole discretion of the note holder if full payment had not been made when the maturity date arrived. The holder of the note was entitled to a conversion price equal to seventy percent of the average trading price computed based on the previous 7 trading days prior to notice of conversion. These shares once converted may not be offered, sold, transferred or disposed of in any other way without prior written consent of the Company. On June 28, 2017, the Company executed an amendment to this note. The amendment provides that the total outstanding amounts under the promissory notes shall convert into shares of Company common stock at the conversion price of $.25 per share and the principal was converted on August 11, 2017. Accrued interest at conversion remains at $4,244.

On April 7, 2017, the Company entered into a one-year convertible note with the face value of $100,000 bearing 8% interest. The Company was able to prepay this note in full or in part at any time without penalty. This note was to become convertible at the sole discretion of the note holder if full payment had not been made when the maturity date arrived. The holder of the note was entitled to a conversion price equal to seventy percent of the average trading price computed based on the previous 7 trading days prior to notice of conversion. These shares once converted may not be offered, sold, transferred or disposed of in any other way without prior written consent of the Company. On June 28, 2017, the Company executed an amendment to this note. The amendment provides that the total outstanding amounts under the promissory notes shall convert into shares of Company common stock at the conversion price of $.25 per share and the principal was converted on August 11, 2017. Accrued interest at conversion of principal remains at $2,800.

On June 28, 2017, the Company executed a Promissory Convertible Note with Bakken Development LLC in the principal amount of $400,000. The convertible note accrues interest at the rate of 10% per annum; is due and payable on or before June 28, 2019; may be converted at any time by the holder into shares of Company common stock at a conversion price of $.50 per share; and automatically converts into shares of Company common stock at a conversion price of $.50 per share upon the Company’s completion of a financing in the minimum amount of $5,000,000. At August 31, 2017, accrued interest on this note was $8,556.

On August 11, 2017, the Company issued 800,000 common shares to retire convertible promissory notes dated January 27, 2017 and April 7, 2017 with Bakken Development LLC in the aggregate principal amount of $200,000. As amended, the promissory notes convert into shares of Company common stock at the conversion price of $.25 per share. Accrued interest remains unconverted on this note in the amount of $8,556.